Income Tax - Summary of Income Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ 81,636,828	$ 84,614,271	$ 4,074,467
UAE
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	99,688,931	122,422,324	63,056,081
BVI
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(3,810)	(1,227)	(976)
Mainland PRC
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(16,736,026)	(35,920,356)	(57,038,284)
HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	593,949	286,843	65,233
Cayman Islands
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(1,497,198)	(2,152,866)	$ (2,007,587)
Singapore
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ (409,018)	$ (20,447)